Trade and other receivables	3 Months Ended
Mar. 31, 2024
Trade and other receivables [Abstract]
Trade and other receivables
Note 13. - Trade and other receivables
Trade and other receivables as of March 31, 2024, and December 31, 2023, consist of the following:

	Balance as of March 31,	Balance as of December 31,
	2024	2023
	($ in thousands)
Trade receivables	248,642	213,345
Tax receivables	33,894	37,134
Prepayments	27,099	12,717
Other accounts receivable	24,037	23,287
Total	333,672	286,483

As of March 31, 2024, and December 31, 2023, the fair value of trade and other receivables accounts does not differ significantly from its carrying amount.